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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Relational Investors LLC
Address:   12400 High Bluff Drive, Suite 600
           San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
Title:   Director of Operations
Phone:   858-704-3336

Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego,   California   11/14/07
-------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   11
Form 13F Information Table Value Total:   $8,062,745

List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE

                             TITLE
                               OF               VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER           CLASS   CUSIP    (X$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED NONE
---------------------------- ----- --------- ---------- ---------- --- ---- ------- -------- ---------- ------ ----
Prudential Financial, Inc.    COM  744320102 $1,070,757 10,973,117  SH        SOLE           10,973,117
National Semiconductor Corp.  COM  637640103 $1,059,126 39,053,327  SH        SOLE           39,053,327
Baxter International Inc.     COM  071813109 $1,826,713 32,457,579  SH        SOLE           32,457,579
Sovereign Bancorp Inc.        COM  845905108   $515,372 30,244,832  SH        SOLE           30,244,832
Unum Group                    COM  91529Y106   $874,042 35,718,918  SH        SOLE           35,718,918
The Home Depot, Inc.          COM  437076102   $832,322 25,657,261  SH        SOLE           25,657,261
The Home Depot, Inc.          COM  437076102   $171,754  5,294,500  SH       OTHER            5,294,500
Analog Devices, Inc.          COM  032654105   $106,870  2,955,462  SH        SOLE            2,955,462
Sprint Nextel Corp.           COM  852061100   $973,781 51,251,644  SH        SOLE           51,251,644
Capital One Financial Corp.   COM  14040H105   $449,478  6,766,187  SH        SOLE            6,766,187
SPDR Trust Series 1           COM  78462F103   $182,530  1,196,289  SH        SOLE            1,196,289


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